Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,465,000
Previously Paid Amount	0.00
Total Fee Amount	1,030.92
Total Offset Amount	0.00
Net Fee	1,030.92
Narrative - Max Aggregate Offering Price	$ 7,465,000
Final Prospectus	true